GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill
Balance as of January 1, 2020	$125,809

Acquisition of Content IQ	$23,361

Acquisition of Pub Ocean	$3,133

Balance as of December 31, 2020	$152,303

Acquisition of Vidazoo	$36,962

Balance as of December 31, 2021	$189,265

Summary of Intangible Assets

The following is a summary of intangible assets as of December 31, 2021:

	December 31, 2020	Additions	Amortization	December 31, 2021

Acquired technology	$53,412	$31,005	$-	$84,417
Accumulated amortization	(25,548)	-	(5,589)	(31,137)
Impairment	(8,749)	-	-	(8,749)
Acquired technology, net	19,115	31,005	(5,589)	44,531

Customer relationships	36,860	8,194	-	45,054
Accumulated amortization	(22,161)	-	(1,057)	(23,218)
Impairment	(10,426)	-	-	(10,426)
Customer relationships, net	4,273	8,194	(1,057)	11,410

Tradename and other	18,503	-	-	18,503
Accumulated amortization	(12,405)	-	(229)	(12,634)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	988	-	(229)	759

Intangible assets, net	$24,376	$39,199	$(6,875)	$56,700

The following is a summary of intangible assets as of December 31, 2020:

	December 31, 2019	Additions	Amortization	OCI	December 31, 2020

Acquired technology	$31,159	$22,101	$-	$152	$53,412
Accumulated amortization	(21,810)	-	(3,579)	(159)	(25,548)
Impairment	(8,749)	-	-	-	(8,749)
Acquired technology, net	600	22,101	(3,579)	(7)	19,115

Customer relationships	31,911	4,901	-	48	36,860
Accumulated amortization	(20,727)	-	(1,465)	31	(22,161)
Impairment	(10,426)	-	-	-	(10,426)
Customer relationships, net	758	4,901	(1,465)	79	4,273

Tradename and other	18,284	-	-	219	18,503
Accumulated amortization	(11,897)	-	(217)	(291)	(12,405)
Impairment	(5,110)	-	-	-	(5,110)
Tradename and other, net	1,277	-	(217)	(72)	988

Intangible assets, net	$2,635	$27,002	$(5,261)	$-	$24,376

Schedule of Estimated Useful Life of the Intangible Assets
Estimated useful life
Acquired technology	4-7 years
Customer relationships	5-8 years
Tradename and other	4-11 years

Schedule of Estimated Future Amortization Expense
2022	$11,275
2023	11,150
2024	10,963
2025	7,137
2026	5,735
Thereafter	10,440

$56,700